SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2015	Dec. 31, 2015	Dec. 31, 2014
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Phantom share based payment		$ 148	$ 805
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%
Expected volatility		41.10%
Risk-free interest rate		1.20%
Expected life (years)		3 years 11 months 23 days
Stock options, expiration period		7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years
Phantom Share Based Payment [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%	0.00%
Expected volatility		39.20%	45.00%
Risk-free interest rate		1.80%	1.90%
Expected life (years)		5 years 2 months 12 days	6 years 3 months 18 days
Vesting period		4 years
Reclassified amount pursuant to modification	$ 195
Phantom share based payment		$ 538	$ 1,555
Unrecognized compensation cost		$ 52
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years